Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	R$ 3,326,628	R$ 3,668,717
Allowance for doubtful accounts	233,625	R$ 350,025	R$ 380,559
Stage 1
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	3,081,169
Allowance for doubtful accounts	1,994
Stage 1 | Operation risk 1
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	1,977,941
Allowance for doubtful accounts	0
Stage 1 | Operation risk 2
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	635,549
Allowance for doubtful accounts	0
Stage 1 | Operation risk 3
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	268,156
Allowance for doubtful accounts	752
Stage 1 | Operation risk 4
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	199,499
Allowance for doubtful accounts	1,218
Stage 1 | Operation risk 5
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	24
Allowance for doubtful accounts	24
Stage 2
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	185,637
Allowance for doubtful accounts	176,619
Stage 2 | 1st Renegotiation lower than 24 months
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	10,533
Allowance for doubtful accounts	1,554
Stage 2 | 2nd Renegotiation greater than 24 months
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	2,915
Allowance for doubtful accounts	2,876
Stage 2 | Legal
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	172,189
Allowance for doubtful accounts	172,189
Stage 3
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	59,822
Allowance for doubtful accounts	55,012
Stage 3 | Between 90 and 180 days
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	10,014
Allowance for doubtful accounts	5,204
Stage 3 | Above 180 days
DisclosureOfExpectedCreditLossLineItems [Line Items]
Trade accounts receivable	49,808
Allowance for doubtful accounts	R$ 49,808